Derivatives and Hedging Activities (Schedule of Cash Flow Hedging Instruments Location in Income Statement) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Comprehensive Income [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Line items in which effects of hedges are recorded	$ 37	$ (730)
Foreign exchange contracts designated as hedging instrument	617	(957)
Foreign exchange contracts not designated as hedging instrument
Total foreign exchange contracts	654	(1,687)
Cost Of Sales [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Line items in which effects of hedges are recorded	322,388	338,013
Foreign exchange contracts designated as hedging instrument	(24)	12
Foreign exchange contracts not designated as hedging instrument
Total foreign exchange contracts	322,364	338,025
Research and Development Net [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Line items in which effects of hedges are recorded	94,253	98,964
Foreign exchange contracts designated as hedging instrument	(382)	303
Foreign exchange contracts not designated as hedging instrument
Total foreign exchange contracts	93,871	99,267
Selling, General and Administrative Expenses [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Line items in which effects of hedges are recorded	231,138	235,107
Foreign exchange contracts designated as hedging instrument	(525)	542
Foreign exchange contracts not designated as hedging instrument
Total foreign exchange contracts	230,613	235,649
Financial Income Net [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Line items in which effects of hedges are recorded	(4,555)	(633)
Foreign exchange contracts designated as hedging instrument
Foreign exchange contracts not designated as hedging instrument	(2,868)	(1,956)
Total foreign exchange contracts	$ (7,423)	$ (2,589)